Non-Controlling Interests - Financial Position of Non-Controlling Interests (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 3,714	$ 2,197
Current liabilities	(2,888)	(1,931)
Total equity	1,989	2,593	$ 3,436
Non-controlling interests	879	1,011
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Current assets	240	430
Long-term assets	2,989	3,319
Current liabilities	(306)	(593)
Long-term liabilities	(1,118)	(1,033)
Total equity	(1,805)	(2,123)
Non-controlling interests	$ (732)	$ (869)
Non-controlling interests’ share (per cent)	39.90%	39.90%
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Current assets	$ 127	$ 66
Long-term assets	253	312
Current liabilities	(62)	(52)
Long-term liabilities	(27)	(36)
Total equity	(291)	(290)
Non-controlling interests	$ (147)	$ (142)
Non-controlling interests’ share (per cent)	49.99%	49.99%